Schedule of Components of Parent Company Net Investment Activity (Details) - Applied Digital Cloud Corporation [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 28, 2026	Feb. 28, 2025	May 31, 2025	May 31, 2024
Related Party Transaction [Line Items]
Stock-based compensation expense			$ 243	$ (1,529)	$ (1,463)	$ 10,135
Net transfers from the Parent as reflected in the Condensed Combined Statements of Changes in Parent Company Net Investment (unaudited)	$ 16,524	$ 34,947	59,023	91,187	111,090	112,864
Parent [Member]
Related Party Transaction [Line Items]
Cash pooling and general financing activities			(22,279)	(9,660)	27,422	(16,974)
Corporate overhead and other allocations			6,068	94,000	86,317	69,639
Net transfers from the Parent as reflected in the Condensed Combined Statements of Cash Flows (unaudited)			(16,211)	84,340	113,739	52,665
Stock-based compensation expense			243	(1,529)	(1,463)	10,135
Net assets contributed by (distributed to) Parent			74,991	8,376	(1,186)	50,064
Net transfers from the Parent as reflected in the Condensed Combined Statements of Changes in Parent Company Net Investment (unaudited)			$ 59,023	$ 91,187	$ 111,090	$ 112,864